Capital Stock (Tables)	3 Months Ended
Mar. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of restricted shares

	March 31, 2020	December 31, 2019	December 31, 2018
	(Unaudited)
Restricted stock - vested	1,802,273	1,802,373	1,802,373
Restricted stock - unvested	149,162	149,162	149,162
Total restricted stock	1,951,535	1,951,535	1,951,535